PENSION PLANS (10-Q) (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
PENSION PLANS [Abstract]
Net periodic expense for pension plans
The Company's net periodic expense for the combined pension plans for the periods indicated consists of the following components:

	For the three months ended		For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011

Service cost	$-	$27	$-	$81
Interest cost	467	493	1,401	1,479
Expected return on plan assets	(504)	(488)	(1,512)	(1,464)
Amortization of loss	200	77	600	231
Net periodic expense	$163	$109	$489	$327

The Company's net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Service cost	$98	$92	$177
Interest cost	1,931	2,014	2,000
Expected return on plan assets	(2,028)	(1,818)	(1,462)
Amortization of loss	269	203	502
Net periodic benefit expense	$270	$491	$1,217